Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
13.
INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries, VIEs and subsidiaries of VIEs in the PRC. It also has subsidiaries mainly in Hong Kong, Singapore and Japan.

Cayman Islands and BVI

Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands BVI withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%. For the year ended December 31, 2020, 2021 and 2022, the first HK$2 million of profits earned by one of the Company’s subsidiaries incorporated in Hong Kong is taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate, and foreign-derived income is exempted from income tax. There are no withholding taxes in Hong Kong on remittance of dividends.

Singapore

Subsidiaries in Singapore are subject to Singapore corporate income tax rate of 17%.

Japan

Kingsoft Japan is incorporated in Japan with paid-in capital in excess of Japanese Yen (“JPY”) 100 million and is subject to a national corporate income tax rate of 23.4% and 23.2% since April 1, 2016 and April 1, 2018. The subsidiary of Kingsoft Japan with paid-in capital of no more than JPY100 million is taxed at a tax rate of 15% on first JPY8 million and at 23.2% on the portion over JPY8 million from April 1, 2018. Local income taxes, which are local inhabitant tax and enterprise tax, are also imposed on corporate income.

PRC

The Company’s subsidiaries in the PRC and the VIEs are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

As qualified High New Technology Enterprise (“HNTE”), Beijing Security was entitled to the preferential income tax rate of 15% from 2020 to 2021. Beijing Kingsoft Cheetah Technology Co., Ltd. is entitled to the preferential income tax rate of 15% from 2022 to 2024.

In accordance with the requirements of Cai Shui [2014] No. 26 and Cai Shui [2022] No. 19, enterprises located in the Heng Qin New Area of Zhuhai City, which qualify as encouraged industrial enterprises and meet the substantive operational requirements, are subject to a tax rate of 15%.

Pursuant to Ministry of Finance and State Administration of Taxation Announcement [2019] No.68, new Software development enterprise are each entitled to a tax holiday of two-year full EIT exemption followed by three-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year prior to December 31, 2018. Zhuhai Baoqu Technology Co., Ltd. being qualifying as a new software development enterprise in the first year is entitled to a tax holiday of 50% EIT exemption in 2020.

Without the tax holidays and preferential tax, the Group’s income tax expenses would have decreased by RMB18,671, RMB44,909 and RMB2,232 (US$324) for the years ended December 31, 2020, 2021 and 2022, respectively. The impacts of the tax holidays and preferential tax rates were a decrease in the loss per share of RMB0.0133, RMB0.0314 and RMB0.0015 (US$0.0002), for the year ended December 31, 2020, 2021 and 2022, respectively.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.

Income (loss) before income taxes consists of:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
PRC	(325,686)	(490,025)	(261,306)	(37,886)
Non-PRC	833,933	150,454	(284,474)	(41,244)
Total	508,247	(339,571)	(545,780)	(79,130)

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income (loss) are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Current income tax expenses	106,718	12,713	(12,208)	(1,770)
Deferred income tax (benefits) expenses	(9,628)	920	(12,881)	(1,868)
Income tax expenses (benefits)	97,090	13,633	(25,089)	(3,638)

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Income (Loss) before income tax	508,247	(339,571)	(545,780)	(79,130)
Income tax expenses (benefits) computed at the PRC statutory tax rate of 25%	127,062	(84,894)	(136,445)	(19,783)
Effect of different tax rates in different jurisdictions	(150,466)	(16,764)	49,280	7,145
Effect of tax holiday and preferential tax rates	18,671	44,909	4,908	712
Research and development super-deduction	(46,153)	(12,660)	(9,361)	(1,357)
Non-taxable income(i)	(44,177)	(25,713)	(2,809)	(407)
Non-deductible expenses(ii)	21,681	8,614	1,783	259
Effect of change in tax rate	—	(12,327)	(106,824)	(15,488)
Outside basis difference on investment	(17,482)	63	(3,800)	(551)
Changes in uncertain tax position	112,590	(9,453)	(11,903)	(1,726)
Withholding tax and others	(15,320)	27,977	(4,345)	(631)
Changes in valuation allowance	90,684	93,881	194,427	28,189
Income tax expenses (benefits)	97,090	13,633	(25,089)	(3,638)

(i)
Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)
Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.

Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Deferred tax assets:
Tax losses carry forward	316,845	411,544	59,668
Equity investment loss	73,035	157,319	22,809
Allowance for credit losses	28,476	36,089	5,232
Intangible assets and accrued expenses	8,953	8,687	1,259
Share-based compensation	1,654	263	38
Fixed assets depreciation	235	—	—
Intercompany transfer of long-lived assets	1,181	681	99
Others	9,562	32,448	4,706
Valuation allowance	(422,837)	(617,264)	(89,495)
Deferred tax assets	17,104	29,767	4,316
Deferred tax liabilities:
Outside basis difference on investment	54,893	55,770	8,086
Equity method investment and unrealized gains	6,322	1,813	263
Right-of-use asset and others	69	8,617	1,249
Deferred tax liabilities	61,284	66,200	9,598

	As of December 31,
	2022
	RMB	US$
Classification in the consolidated balance sheets:
Deferred tax assets	19,337	2,804
Deferred tax liabilities	55,770	8,086

The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2021, and 2022, the Group’s total deferred tax assets before valuation allowances were RMB439,941 and RMB647,031 (US$93,811), respectively. As of December 31, 2021 and 2022, the Group recorded valuation allowances of RMB422,837 and RMB617,264 (US$89,495), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB741,272 and RMB795,098 (US$115,278) on December 31, 2021 and 2022, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Group would be subject to PRC withholding tax at 10%. The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities is approximately ranging from RMB37,064 to RMB74,127 and RMB39,755 (US$5,764) to RMB79,510 (US$11,528) as of December 31, 2021 and 2022, respectively.

As of December 31, 2022, the Group had taxable losses of approximately RMB2,184,513 (US$316,725) primarily deriving from entities in the PRC, Hong Kong and Singapore, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss RMB1,850,603 (US$268,312) will expire from 2023 to 2032 and Hong Kong, Singapore and others taxable loss RMB333,910 (US$48,412) can be carried forward without an expiration date.

Unrecognized tax benefits

As of December 31, 2021 and 2022, the Group had unrecognized tax benefits of RMB177,526 and RMB172,557 (US$25,018), of which RMB26,657 and RMB17,745 (US$2,573), respectively, were deducted against the deferred tax assets on tax losses carry forward, and the remaining amounts of RMB150,869 and RMB154,812 (US$22,445), respectively were presented in the other non-current liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2021 and 2022 were primarily related to the tax-deduction of share-based compensation expenses and disposal of long-term investments. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2021, and 2022, there were RMB150,869 and RMB154,812 (US$22,445) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2021	2022
	RMB	RMB	US$
Balance at January 1	179,492	177,526	25,739
Additions based on tax positions related to current year	2,040	588	85
Reversal based on tax positions related to prior years	(4,006)	(17,643)	(2,558)
Foreign exchange translation adjustments	—	12,086	1,752
Balance at December 31	177,526	172,557	25,018

The Group recognizes accrued interest related to unrecognized tax benefits in income tax expenses. As of December 31,2021 and 2022, the Group had accrued interest of RMB10,616 and RMB6,856 (US$994) respectively. For the year ended December 31, 2020, 2021 and 2022, the Group reversed RMB9,099, RMB1,449, and RMB3,760 (US$545) in interest, respectively. The Group did not record any penalties related to unrecognized tax benefits.

As of December 31, 2022, the tax years ended December 31, 2017 through 2022 for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2017 through 2022 for the Group’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities. The tax years ended December 31, 2016 through 2022 for the Group’s subsidiaries in Hong Kong are generally subject to examination by the Hong Kong tax authorities.